Income Taxes and Tax Receivable Agreement - Schedule of Statutory Federal Income Tax Rate (Detail) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
U.S. Federal Statutory Tax Rate, Percentage		17.90%
Effective Tax Rate	$ 4,166	$ 4,166	$ 262	$ 3,643	$ 598	$ 204
SOLV Energy Holdings LLC [Member]
Effective Income Tax Rate Reconciliation [Line Items]
U.S. Federal Statutory Tax Rate, Percentage				21.00%	21.00%	21.00%
State and Local Income Tax, Net of Federal Income Tax Effects, Percentage				1.30%	5.70%	(0.20%)
Partnership Income, Percentage				(20.00%)	(21.00%)	(21.00%)
Other, Percentage				0.00%	0.00%	0.00%
Effective Tax Rate, Percentage				2.30%	5.70%	(0.20%)
U.S. Federal Statutory Tax Rate				$ 32,203	$ 2,210	$ (23,024)
State and Local Income Tax, Net of Federal Income Tax Effects				2,037	598	204
Partnership Income				(30,646)	(2,210)	23,024
Other				49	0	0
Effective Tax Rate				$ 3,643	$ 598	$ 204